SHARE OPTION SCHEME	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE OPTION SCHEME	SHARE OPTION SCHEME
The Company operates a share option scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Company.
The Scheme became effective on December 21, 2017 and, unless otherwise cancelled or amended, will remain in force for 10 years from that date. The Scheme has a performance vesting condition and is subject to forfeiture if the participants cannot meet certain performance targets set by the board of directors.
Share options do not confer any voting rights, or rights to participate in any dividends or distributions. The following share options were outstanding under the Scheme during the year:

	2023		2022		2021
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
At January 1,	7.1370	9,180	2.8970	9,529	1.9353	14,241
Granted during the year	23.5300	355	19.4468	2,265	15.4774	595
Forfeited during the year	2.8336	(708)	4.2888	(573)	2.9987	(1,251)
Exercised during the year	5.0687	(2,460)	1.8032	(2,041)	1.3346	(4,056)
At December 31,	9.3287	6,367	7.1370	9,180	2.8970	9,529
Exercisable at December 31	4.5401	3,470	2.8705	3,281	1.4334	2,828
The weighted average share price at the date of exercise for share options exercised during 2023 was $31.8140 per share (2022: $22.5813, 2021: $18.4846).
The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

December 31, 2023
Number of options ’000	Exercise price* US$ per share	Exercise period
1,747	0.5	2019/12/25 – 2027/12/25
801	1.0	2019/07/01 – 2028/08/29
84	1.0	2019/12/31 – 2028/12/30
723	1.5	2020/07/02 – 2029/07/01
152	11.5	2020/11/29 – 2029/11/28
54	11.5	2021/06/05 – 2030/06/04
255	16.3	2021/09/01 – 2030/08/31
210	14.1	2022/03/29 – 2031/03/28
160	19.0	2022/08/27 – 2031/08/26
409	18.4	2023/03/31 - 2032/03/30
740	18.2	2023/04/30 - 2032/04/29
80	18.4	2023/05/02 - 2032/05/01
40	18.4	2023/05/05 - 2032/05/04
80	18.4	2023/05/08 - 2032/05/07
200	18.4	2023/05/10 - 2032/05/09
10	19.7	2023/05/13 - 2032/05/12
207	27.5	2023/06/30 - 2032/06/29
60	23.3	2023/08/02 - 2032/08/01
355	23.5	2024/04/03 - 2033/04/02
6,367

December 31, 2022
Number of options ’000	Exercise price* US$ per share	Exercise period
2,875	0.5	2019/12/25 – 2027/12/25
1,248	1.0	2019/07/01 – 2028/08/29
271	1.0	2019/12/31 – 2028/12/30
1,393	1.5	2020/07/02 – 2029/07/01
201	11.5	2020/11/29 – 2029/11/28
90	11.5	2021/06/05 – 2030/06/04
322	16.3	2021/09/01 – 2030/08/31
410	14.1	2022/03/29 – 2031/03/28
165	19.0	2022/08/27 – 2031/08/26
740	18.4	2023/03/31 - 2032/03/30
750	18.2	2023/04/30 - 2032/04/29
80	18.4	2023/05/02 - 2032/05/01
40	18.4	2023/05/05 - 2032/05/04
80	18.4	2023/05/08 - 2032/05/07
200	18.4	2023/05/10 - 2032/05/09
15	19.7	2023/05/13 - 2032/05/12
240	27.5	2023/06/30 - 2032/06/29
60	23.3	2023/08/02 - 2032/08/01
9,180

December 31, 2021
Number of options ’000	Exercise price* US$ per share	Exercise period
4,054	0.5	2019/12/25 – 2027/12/25
1,849	1.0	2019/07/01 – 2028/08/29
382	1.0	2019/12/31 – 2028/12/30
1,822	1.5	2020/07/02 – 2029/07/01
332	11.5	2020/11/29 – 2029/11/28
90	11.5	2021/06/05 – 2030/06/04
385	16.3	2021/09/01 – 2030/08/31
20	13.6	2021/11/19 – 2030/11/18
430	14.1	2022/03/29 – 2031/03/28
165	19.0	2022/08/27 – 2031/08/26
9,529
*The exercise price of the share options is subject to adjustment in the case of rights or bonus issues, or other similar changes in the Company’s share capital. Pursuant to certain listing rules of the Hong Kong Stock Exchange to which members of the Genscript Group are subject to, the Company adjusted the exercise price of options granted during November 29, 2019 through December 9, 2019 to $11.50 per share. Concurrent with this adjustment, the Company agreed to pay each employee holding affected share options an amount in cash representing the difference between the adjusted exercise price over the original exercise price upon exercising the share options.
The fair value of the share options granted during the year ended December 31, 2023 was $4.8 million ($13.397 each) (2022: $27.2 million, $12.010 each; 2021: $5.7 million, $9.497 each). The Company recognized share option expense of $11.3 million (2022: $10.7 million, 2021: $2.4 million) during the year ended December 31, 2023.
The fair value of equity-settled share options granted during the period was estimated, using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

	2023	2022	2021
Dividend yield (%)	—	—	—
Expected volatility (%)	66.1%	73.0% -87.1%	73.2% - 76.4%
Risk-free interest rate (%)	3.40% - 4.84%	0.52% - 3.11%	0.03%- 1.72%
Expected life of options (year)	10	10	10
The volatility measured at the standard deviation of expected share price returns is based on statistical analysis of comparable listed companies in the same industry. The weighted average share price was $23.5300 used in the share option fair value valuation model during the year ended December 31, 2023.
As at December 31, 2023, the Company had 6,366,538 share options outstanding under the Scheme. The exercise in full of the outstanding share options would, under the present capital structure of the Company, result in the issue of 6,366,538 additional ordinary shares of the Company, an additional share capital of $637 and a share premium of $59.4 million (before issue expenses).
As at December 31, 2023, the Company had 6,366,538 share options outstanding under the share option scheme, which represented approximately 1.7% of the Company's shares in issue as at that date.